CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net earnings for the period	$ 2,424	$ 1,764
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(81)	21
Depreciation	387	240
Amortization expense related to stock benefit plans	10	380
Amortization of deferred loan origination fees - net	88	39
Amortization of intangible assets	180
Amortization of fair value adjustments	(1,267)
Proceeds from sale of loans in the secondary market	37,186	15,354
Loans originated for sale in the secondary market	(34,897)	(18,104)
Gain on sale of loans	(429)	(389)
(Gain) loss on sale of real estate acquired through foreclosure	(75)	23
Impairment on real estate acquired through foreclosure	358	102
Federal Home Loan Bank stock dividends		(6)
Earnings on bank-owned life insurance	(208)	(104)
Provision for losses on loans	400	250
Increase (decrease) in cash, net of acquisition, due to changes in:
Accrued interest receivable on loans	(20)	64
Accrued interest receivable on mortgage-backed securities	18	10
Accrued interest receivable on investments and interest-earning deposits	100	(10)
Prepaid expenses and other assets	267	(45)
Accrued interest payable	(692)	(36)
Accounts payable and other liabilities	(2,516)	35
Federal income taxes
Current	560	(110)
Deferred	977	127
Net cash provided by (used in) operating activities	2,770	(395)
Cash flows used in investing activities:
Principal repayments on loans	33,500	37,814
Loan disbursements	(13,473)	(23,785)
Purchase of investment securities - available for sale	(28,346)	(76,670)
Proceeds from maturity of investment securities - available for sale	44,050	72,101
Principal repayments on mortgage-backed securities - available for sale	1,037	542
Principal repayments on mortgage-backed securities - held to maturity	439	740
Additions to real estate acquired through foreclosure	(100)	(96)
Proceeds from sale of real estate acquired through foreclosure	2,388	531
Purchase of office premises and equipment	(913)	(34)
Cash paid for acquisition, net of cash received	(4,200)
Net cash provided by investing activities	34,382	11,143
Cash flows provided by financing activities:
Net increase in deposits - net of acquisition	1,813	11,877
Proceeds from Federal Home Loan Bank advances - net of acquisition	11,000	10,000
Repayments on Federal Home Loan Bank advances - net of acquisition	(19,254)	(14,969)
Advances by borrowers for taxes and insurance - net of acquisition	(960)	(481)
Repayments on other borrowings	(1,490)
Treasury stock repurchases		(31)
Stock option expense, net	15	91
Dividends paid on common stock	(1,224)	(1,122)
Net cash provided by (used in) financing activities	(10,100)	5,365
Net increase in cash and cash equivalents	27,052	16,113
Cash and cash equivalents at beginning of period	18,149	11,283
Cash and cash equivalents at end of period	45,201	27,396
Cash paid during the period for:
Federal income taxes	235	794
Interest on deposits and borrowings	4,479	3,597
Supplemental disclosure of noncash investing activities:
Transfer of loans to real estate acquired through foreclosure	2,350	181
Loans originated upon sales of real estate acquired through foreclosure	102
Recognition of mortgage servicing rights	$ 140	$ 118